Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount
Income (loss) at U.S. federal statutory rate				$ 45,400
Net effect of state income taxes				9,173
Change in tax status				304,455
Other				(2,166)
Provision for income taxes	$ (22,897)	$ 299,700	$ 0	$ 356,862	$ 0	$ 0
Percent
Income (loss) at U.S. federal statutory rate				21.00%
Net effect of state income taxes				4.20%
Change in tax status				140.80%
Other				(1.00%)
Income tax provision / Effective rate				165.00%